UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 – 12/31/2007

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock International Value Fund OF BLACKROCK INTERNATIONAL VALUE TRUST

SEMI-ANNUAL REPORT DECEMBER 31, 2007 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007	6-month	12-month

U.S. equities (S&P 500 Index)	–1.37%	+ 5.49%

Small cap U.S. equities (Russell 2000 Index)	–7.53	– 1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+ 6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+ 3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–0.67	+ 2.27

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25% . In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

  How did the Fund perform?
  For the six months ended December 31, 2007, fund returns lagged that of the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The Fund’s value bias was a substantial headwind over the six months, as the MSCI EAFE Value Index (-3.28%) significantly underperformed the MSCI EAFE Growth Index (+4.03%).

             What factors influenced performance?

  The primary factor in the Fund’s underperformance was stock selection in the financials sector, primarily our exposure to diversified financials, but also to selected banks. Individual detractors included Japanese financial company ORIX Corp. and banks Societe Generale SA and HBOS Plc. Elsewhere in the portfolio, selected cyclical holdings also disappointed. These included Irish construction company CRH Plc and Japanese copper and refining company Nippon Mining Holdings, Inc.
  The Fund benefited from successful stock selection across a range of sectors and its large-cap bias relative to the benchmark. Within the utilities sector, holdings in E.ON AG, RWE AG and Electricite de France SA were all positive. Elsewhere, the Fund benefited from defensive large- cap names that performed well against a backdrop of increased market volatility. These included Deutsche Telekom AG and Unilever Plc. Other holdings that contributed to performance included Hong Kong property stocks, New World Development Ltd. and Henderson Land, as well as selected cyclical stocks such as steel giant ArcelorMittal, pharmaceuti- cal/drug company Bayer AG and defense contractor BAE Systems Plc.

   • In terms of regional allocation, the Fund’s underweight position in Japan was positive, as was its overweight in Continental Europe, especially Germany.

           Describe recent portfolio activity.

   • We continued to reduce the Fund’s exposure to the financials sector by selling commercial banks BBVA, Barclays Plc, ANZ and Dankse Bank.

         The proceeds from these sales were reinvested in large-cap defensive names in the consumer staples and telecommunications sectors, including Swisscom     AG and Nestle SA. We also added selected names in the materials sector, including Akzo Nobel NV, the world’s largest coatings manufacturer, and mining company Anglo America Plc.

             Describe Fund positioning at period-end.

   • At the end of the period, the Fund was overweight versus its bench- mark in the food, beverage & tobacco, energy and materials sectors, and underweight in banks,pharmaceuticals and media. At the regional level, we maintained our underweight position in Japan in favor of Continental Europe.

   • We remain optimistic on the prospects for international equities and are actively looking for opportunities among stocks we believe to be oversold. Global economic growth is moderating in response to a weaker U. S. economy and the impact of higher credit costs, but central banks are determined to ensure stability in the world financial system by apply- ing the appropriate monetary measures. At current prices, stocks carry attractive valuations and, we believe, will begin to respond positively once markets look forward to a resumption of stronger growth.

Fund Profile as of December 31, 2007

Ten Largest Holdings	Percent of	Five Largest Industries	Percent of
(Equity Investments)	Net Assets	(Equity Investments)	Net Assets

Nestle SA Registered Shares	3.2%	Oil, Gas & Consumable Fuels	12.0%
Siemens AG	3.1	Commercial Banks	9.5
Vodafone Group Plc	3.1	Insurance	7.6
Eni SpA	3.0	Metals & Mining	7.5
Unilever Plc	3.0	Food Products	6.2
Royal Dutch Shell Plc Class B	2.9
Banco Santander SA	2.6
Total SA	2.6	For Fund compliance purposes, the Fund's industry classifications refer to
BP Plc	2.6	any one or more of the industry sub-classifications used by one or more widely
Novartis AG Registered Shares	2.5	recognized market indexes or ratings group indexes, and/or as defined by Fund
		management. This definition may not apply for purposes of this report, which may
		combine such industry sub-classifications for reporting ease.

4 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

† The Fund invests primarily in stocks of companies located outside of the United States.

†† This unmanaged Index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East (in U.S. dollars). Past performance is not indicative of future results.

Performance Summary for the Period Ended December 31, 2007

				Average Annual Total Returns*
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–0.58%	+10.19%	—	+21.25%	—	+10.11%	—
Investor A	–0.73	+ 9.82	+4.06%	+20.92	+19.62%	+ 9.83	+9.24%
Investor B	–1.24	+ 8.80	+4.55	+19.95	+19.75	+ 9.02	+9.02
Investor C	–1.23	+ 8.79	+7.85	+19.95	+19.95	+ 9.01	+9.01
Class R	–0.90	+9.52	—	+20.76	—	+ 9.61	—
MSCI EAFE Index	+0.39	+11.17	—	+21.59	—	+ 8.66	—

*	Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees. Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	December 31, 2007 During the Period*		July 1, 2007	December 31, 2007 During the Period*

Institutional	$1,000	$994.20	$ 4.75	$1,000	$1,020.54	$ 4.81
Investor A	$1,000	$992.70	$ 6.51	$1,000	$1,018.76	$ 6.60
Investor B	$1,000	$987.60	$11.43	$1,000	$1,013.79	$11.58
Investor C	$1,000	$987.70	$11.43	$1,000	$1,013.79	$11.58
Class R	$1,000	$991.00	$ 7.97	$1,000	$1,017.29	$ 8.08

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.94% for Institutional, 1.29% for Investor A, 2.27% for Investor B, 2.27% for Investor C and 1.58% for Class R), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

5

  About Fund Performance
  Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.
  Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
  Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
  Shares are subject to a distribution fee of 0.75% per year and a servicefee of 0.25% per year. These shares automatically convert to Investor AShares after approximately eight years. (There is no initial sales chargefor automatic share conversions.) All returns for periods greater thaneight years reflect this conversion.
  Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.
  Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

The returns for Investor A, Investor B, Investor C and Class R Shares, prior to their respective inception dates (June 2, 1999, October 6, 2000, October 6, 2000 and January 3, 2003), are based upon performance of the Fund’s Institutional Shares. The returns for Investor A, Investor B, Investor C and Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to each class of shares.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through December 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Portfolio Summary

As of December 31, 2007

Percent of
Geographic Allocation	Long-Term Investments

United Kingdom	20.0%
Japan	16.1
Germany	15.7
Switzerland	12.3
France	8.7
Italy	6.4
Australia	4.6
Netherlands	3.7
Spain	2.7
Luxembourg	2.1
Hong Kong	2.0
Taiwan	1.7
Ireland	1.4
Sweden	1.1
South Korea	1.1
Finland	0.4

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

7

Schedule of Investments as of December 31, 2007 (Unaudited)

(in U.S. dollars)

	Shares
Common Stocks	Held	Value

Australia — 4.5%
Construction & Engineering — 1.2%
United Group Ltd.	1,422,774	$ 23,760,345

Metals & Mining — 2.5%
BHP Billiton Ltd.	912,357	31,894,205
Rio Tinto Ltd.	136,518	15,881,581

		47,775,786

Hotels, Restaurants & Leisure — 0.8%
MFS Ltd.	4,313,211	16,457,388

Total Common Stocks in Australia		87,993,519

Finland — 0.4%
Electric Utilities — 0.4%
Fortum Oyj	165,833	7,449,315

Total Common Stocks in Finland		7,449,315

France — 8.6%
Commercial Banks — 1.7%
Societe Generale SA	220,358	31,870,205

Electric Utilities — 1.8%
Electricite de France SA	298,797	35,590,435

Insurance — 1.3%
AXA SA	635,875	25,351,684

Machinery — 1.2%
Vallourec SA	87,520	23,670,885

Oil, Gas & Consumable Fuels — 2.6%
Total SA	613,363	50,786,735

Total Common Stocks in France		167,269,944

Germany — 15.5%
Air Freight & Logistics — 1.7%
Deutsche Post AG	958,553	32,913,592

Automobiles — 1.3%
Bayerische Motoren Werke AG	409,894	25,431,754

Chemicals — 2.1%
Bayer AG	444,665	40,664,896

Diversified Telecommunication
Services — 2.1%
Deutsche Telekom AG	1,890,704	41,613,302

Electric Utilities — 1.9%
E.ON AG	173,918	36,973,777

Industrial Conglomerates — 3.1%
Siemens AG	377,410	60,009,137

Insurance — 1.6%
Allianz AG Registered Shares	150,749	32,477,320

Multi-Utilities — 1.7%
RWE AG	231,814	32,502,754

Total Common Stocks in Germany		302,586,532

Hong Kong — 2.0%
Real Estate Management &
Development — 2.0%
Kerry Properties Ltd.	2,517,000	20,013,720
New World Development Ltd.	5,380,000	18,835,448

Total Common Stocks in Hong Kong		38,849,168

	Shares
Common Stocks	Held	Value

Ireland — 1.4%
Construction Materials — 1.4%
CRH Plc	757,476	$ 26,306,655

Total Common Stocks in Ireland		26,306,655

Italy — 6.3%
Commercial Banks — 3.3%
Banca Intesa SpA	4,037,811	31,775,854
UniCredito Italiano SpA	4,050,862	33,314,135

		65,089,989

Oil, Gas & Consumable Fuels — 3.0%
Eni SpA	1,575,174	57,488,169

Total Common Stocks in Italy		122,578,158

Japan — 15.8%
Auto Components — 0.8%
NOK Corp.	786,000	16,537,909

Automobiles — 3.9%
Honda Motor Co., Ltd.	848,000	28,013,550
Mazda Motor Corp.	1,563,000	7,735,888
Toyota Motor Corp.	765,000	40,742,913

		76,492,351

Beverages — 1.2%
Asahi Breweries Ltd.	1,428,000	24,087,489

Building Products — 1.0%
Nippon Sheet Glass Co., Ltd.	3,798,000	19,172,466

Commercial Banks — 0.7%
Sumitomo Mitsui Financial Group, Inc.	1,820	13,468,506

Consumer Finance — 1.0%
ORIX Corp.	114,400	19,240,617

Household Durables — 0.4%
Sekisui House Ltd.	782,000	8,358,304

Metals & Mining —1.0%
Sumitomo Metal Industries Ltd.	4,043,000	18,488,445

Office Electronics — 2.2%
Canon, Inc.	567,000	25,949,655
Ricoh Co., Ltd.	979,000	17,872,956

		43,822,611

Oil, Gas & Consumable Fuels — 0.9%
Nippon Mining Holdings, Inc.	2,845,000	18,044,680

Trading Companies & Distributors — 1.9%
Itochu Corp.	2,160,000	20,843,224
Sojitz Corp.	4,474,000	15,956,471

		36,799,695

Wireless Telecommunication
Services — 0.8%
KDDI Corp.	2,050	15,168,102

Total Common Stocks in Japan		309,681,175

Luxembourg — 2.1%
Metals & Mining — 2.1%
ArcelorMittal	533,221	41,334,236

Total Common Stocks in Luxembourg		41,334,236

8 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Schedule of Investments (concluded)

	Shares
Common Stocks	Held	Value

Netherlands — 3.7%
Chemicals — 1.9%
Akzo Nobel NV	463,129	$ 37,282,885

Diversified Financial Services — 1.8%
Fortis	1,300,906	34,154,837

Total Common Stocks in the Netherlands		71,437,722

South Korea — 1.1%
Insurance — 1.1%
Dongbu Insurance Co., Ltd.	377,283	21,717,374

Total Common Stocks in South Korea		21,717,374

Spain — 2.6%
Commercial Banks — 2.6%
Banco Santander SA	2,366,975	51,121,919

Total Common Stocks in Spain		51,121,919

Sweden — 1.1%
Diversified Financial Services — 1.1%
Investor AB	976,335	22,099,918

Total Common Stocks in Sweden		22,099,918

Switzerland — 12.2%
Capital Markets — 2.6%
Credit Suisse Group	444,752	26,772,092
UBS AG	507,755	23,411,415

		50,183,507

Diversified Telecommunication
Services — 1.6%
Swisscom AG	79,461	31,018,064

Food Products — 3.2%
Nestle SA Registered Shares	136,023	62,460,441

Insurance — 2.3%
Swiss Reinsurance Co. Registered Shares	327,372	23,159,723
Zurich Financial Services AG	73,950	21,703,329

		44,863,052

Pharmaceuticals — 2.5%
Novartis AG Registered Shares	883,818	48,333,650

Total Common Stocks in Switzerland		236,858,714

Taiwan — 1.7%
Electronic Equipment & Instruments — 0.7%
Chi Mei Optoelectronics Corp.	9,521,000	13,236,739

		(in U.S. dollars)

	Shares
Common Stocks	Held	Value

Taiwan (concluded)
Semiconductors & Semiconductor
Equipment — 1.0%
Vanguard International Semiconductor Corp.	25,406,692	$ 18,890,323

Total Common Stocks in Taiwan		32,127,062

United Kingdom — 19.9%
Aerospace & Defense — 1.8%
BAE Systems Plc	3,518,161	34,913,906

Commercial Banks — 1.2%
HBOS Plc	1,583,766	23,029,617

Food Products — 3.0%
Unilever Plc	1,531,274	57,430,205

Insurance — 1.3%
Prudential Plc	1,837,117	25,868,104

Metals & Mining — 1.9%
Anglo American Plc	604,595	36,699,778

Oil, Gas & Consumable Fuels — 5.5%
BP Plc	4,146,465	50,670,851
Royal Dutch Shell Plc Class B	1,337,733	55,764,367

		106,435,218

Tobacco — 2.1%
British American Tobacco Plc	1,035,799	40,492,613

Wireless Telecommunication
Services — 3.1%
Vodafone Group Plc	15,968,282	59,943,671

Total Common Stocks in the United Kingdom		384,813,112

Total Common Stocks
(Cost — $1,598,667,909) — 98.9%		1,924,224,523

	Beneficial
Short-Term Securities	Interest

BlackRock Liquidity Series, LLC
Cash Sweep Series, 5.04% (a)(b)	$ 1,864,083	1,864,083

Total Short-Term Securities
(Cost — $1,864,083) — 0.1%		1,864,083

Total Investments (Cost — $1,600,531,992*) — 99.0%		1,926,088,606
Other Assets Less Liabilities — 1.0%		19,338,878

Net Assets — 100.0%		$ 1,945,427,484

* The cost and unrealized appreciation (depreciation) of investments as of December
31, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 1,627,724,912

Gross unrealized appreciation		$ 360,659,849
Gross unrealized depreciation		(62,296,155)

Net unrealized appreciation		$ 298,363,694

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(37,837,414)	$885,227

See Notes to Financial Statements.

(b) Represents the current yield as of December 31, 2007.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This defini-
tion may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease. Industries are shown as a percent of net assets.

• Forward foreign exchange contracts as of December 31, 2007 were as follows:

Foreign Currency		Foreign Currency	Settlement	Unrealized
Purchased		Sold	Date	Depreciation

USD 5,165,707		EUR 3,596,713	1/02/08	$ (93,074)

Total Unrealized Depreciation on
Forward Foreign Exchange Contracts — Net				$ (93,074)

• Currency Abbreviations:
EUR Euro	USD	U.S. Dollar

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

9

Statement of Assets and Liabilities

As of December 31, 2007 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $1,598,667,909)		$1,924,224,523
Investments in affiliated securities, at value (identified cost — $1,864,083)		1,864,083
Cash		43
Receivables:
Capital shares sold	$ 10,387,597
Dividends	7,857,573
Securities sold	5,258,583	23,503,753

Prepaid expenses and other assets		72,094

Total assets		1,949,664,496

Liabilities

Unrealized depreciation on forward foreign exchange contracts		93,074
Bank overdraft		18,196
Payables:
Capital shares redeemed	1,823,816
Investment adviser	1,235,871
Other affiliates	619,773
Distributor	446,282	4,125,742

Total liabilities		4,237,012

Net Assets

Net assets		$1,945,427,484

Net Assets Consist of

Paid-in capital		$1,605,472,602
Accumulated distributions in excess of investment income — net		(18,759,043)
Undistributed realized capital gains — net		32,560,500
Unrealized appreciation — net		326,153,425

Net Assets		$1,945,427,484

Net Asset Value

Institutional — Based on net assets of $1,101,450,187 and 37,398,172 shares outstanding*		$ 29.45

Investor A — Based on net assets of $371,535,453 and 12,654,338 shares outstanding*		$ 29.36

Investor B — Based on net assets of $79,993,670 and 2,777,618 shares outstanding*		$ 28.80

Investor C — Based on net assets of $313,278,462 and 11,024,551 shares outstanding*		$ 28.42

Class R — Based on net assets of $79,169,712 and 2,721,423 shares outstanding*		$ 29.09

*	Unlimited shares of no par value authorized. See Notes to Financial Statements.

10 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income

Dividends (net of $1,720,429 foreign withholding tax)		$ 14,862,800
Interest (including $885,227 from affiliates)		974,540

Total income		15,837,340

Expenses

Investment advisory fees	$ 7,713,089
Service and distribution fees — Investor C	1,624,989
Transfer agent fees — Investor C	708,794
Transfer agent fees — Institutional	650,989
Service fees — Investor A	471,876
Service and distribution fees — Investor B	429,642
Transfer agent fees — Investor A	385,637
Custodian fees	358,204
Accounting services	281,037
Transfer agent fees — Investor B	188,534
Service and distribution fees — Class R	178,862
Transfer agent fees — Class R	88,300
Printing and shareholder reports	68,175
Registration fees	46,195
Professional fees	45,497
Trustees’ fees and expenses	36,660
Pricing fees	9,910
Other	42,297

Total expenses		13,328,687

Investment income — net		2,508,653

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	149,101,173
Foreign currency transactions — net	(2,692,330)	146,408,843

Change in unrealized appreciation/depreciation on:
Investments — net	(164,458,235)
Foreign currency transactions — net	443,308	(164,014,927)

Total realized and unrealized loss — net		(17,606,084)

Net Decrease in Net Assets Resulting from Operations		$ (15,097,431)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

11

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2007	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 2,508,653	$ 36,759,064
Realized gain — net	146,408,843	204,316,933
Change in unrealized appreciation/depreciation — net	(164,014,927)	163,363,302

Net increase (decrese) in net assets resulting from operations	(15,097,431)	404,439,299

Dividends & Distributions to Shareholders

Investment income — net:
Institutional	(24,308,269)	(29,815,327)
Investor A	(6,530,767)	(8,496,598)
Investor B	(1,130,214)	(1,632,772)
Investor C	(4,445,860)	(5,402,216)
Class R	(1,218,803)	(1,030,544)
Realized gain — net:
Institutional	(144,017,293)	(64,289,079)
Investor A	(45,810,501)	(19,979,543)
Investor B	(10,160,625)	(5,329,305)
Investor C	(38,928,559)	(17,097,391)
Class R	(9,071,016)	(2,572,250)

Net decrease in net assets resulting from dividends and distributions to shareholders	(285,621,907)	(155,645,025)

Capital Share Transactions

Increase in net assets derived from capital share transactions	118,195,013	236,827,075

Redemption Fee

Redemption fee	34,519	19,006

Net Assets

Total increase (decrease) in net assets	(182,489,806)	485,640,355
Beginning of period	2,127,917,290	1,642,276,935

End of period*	$1,945,427,484	$2,127,917,290

* Undistributed (accumulated distributions in excess of) investment income — net	$ (18,759,043)	$ 16,366,217

See Notes to Financial Statements.

12 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Financial Highlights

				Institutional

For the
Six Months Ended
The following per share data and ratios have been derived	December 31, 2007			For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 34.48	$ 30.55	$ 26.41	$23.54	$ 18.03	$ 20.63

Investment income — net***	.10	.71	.56	.52	.31	.30
Realized and unrealized gain (loss) — net	(.41)**	6.10**	6.19**	2.83**	5.71	(2.85)

Total from investment operations	(.31)	6.81	6.75	3.35	6.02	(2.55)

Less dividends and distributions:
Investment income — net	(.68)	(.90)	(.62)	(.48)	(.51)	(.05)
Realized gain — net	(4.04)	(1.98)	(1.99)	—	—	—

Total dividends and distributions	(4.72)	(2.88)	(2.61)	(.48)	(.51)	(.05)

Net asset value, end of period	$ 29.45	$ 34.48	$ 30.55	$ 26.41	$ 23.54	$ 18.03

Total Investment Return†

Based on net asset value per share	(.58%)‡	24.20%	27.18%††	14.59%	34.00%	(12.38%)

Ratios to Average Net Assets

Expenses	.94%*	1.01%	1.02%	1.08%	1.08%	1.07%

Investment income — net	.60%*	2.27%	1.97%	2.07%	1.47%	1.78%

Supplemental Data

Net assets, end of period (in thousands)	$ 1,101,450 $ 1,253,724		$ 961,207 $	800,990	$ 559,530	$ 463,071

Portfolio turnover	43%	65%	81%	70%	75%	89%

* Annualized.
** Includes a redemption fee, which is less than $.01 per share.
*** Based on average shares outstanding.
† Total investment returns exclude the effect of any sales charges.
† † In 2006, approximately +.21% of the Fund’s Institutional Shares total investment return consisted of a payment by the Fund’s previous manager in order to resolve a regulatory issue relating to an investment.
‡ Aggregate total investment return.
See Notes to Financial Statements.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

13

Financial Highlights (continued)

				Investor A

For the
Six Months Ended
The following per share data and ratios have been derived	December 31, 2007			For the Year Ended June 30,

from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 34.33	$ 30.44	$ 26.33	$23.48	$ 17.98	$ 20.55

Investment income — net***	.04	.62	.49	.50	.25	.39
Realized and unrealized gain (loss) — net	(.39)**	6.08**	6.16**	2.77**	5.70	(2.96)

Total from investment operations	(.35)	6.70	6.65	3.27	5.95	(2.57)

Less dividends and distributions:
Investment income — net	(.59)	(.83)	(.55)	(.42)	(.45)	—
Realized gain — net	(4.03)	(1.98)	(1.99)	—	—	—

Total dividends and distributions	(4.62)	(2.81)	(2.54)	(.42)	(.45)	—

Net asset value, end of period	$ 29.36	$ 34.33	$ 30.44	$ 26.33	$ 23.48	$ 17.98

Total Investment Return†

Based on net asset value per share	(.73%)‡	23.84%	26.84%††	14.29%	33.67%	(12.55%)

Ratios to Average Net Assets

Expenses	1.29%*	1.30%	1.27%	1.33%	1.33%	1.32%

Investment income — net	.24%*	1.98%	1.75%	1.94%	1.20%	2.30%

Supplemental Data

Net assets, end of period (in thousands)	$ 371,535	$ 390,547	$ 320,926	$254,207	$ 42,238	$ 49,395

Portfolio turnover	43%	65%	81%	70%	75%	89%

* Annualized.
** Includes a redemption fee, which is less than $.01 per share.
*** Based on average shares outstanding.
† Total investment returns exclude the effect of sales charges.
In 2006, approximately +.17% of the Fund’s Investor A Shares total investment return consisted of a payment by the Fund’s previous manager in order to resolve a regulatory issue relating to an investment.
‡ Aggregate total investment return.
See Notes to Financial Statements.

14 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Financial Highlights (continued)

				Investor B

For the
Six Months Ended
The following per share data and ratios have been derived	December 31, 2007			For the Year Ended June 30,

from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 33.60	$29.88	$ 25.94	$ 23.24	$ 17.84	$ 20.57

Investment income (loss) — net***	(.12)	.34	.26	.32	.17	.29
Realized and unrealized gain (loss) — net	(.38)**	5.96**	6.07**	2.74**	5.57	(3.02)

Total from investment operations	(.50)	6.30	6.33	3.06	5.74	(2.73)

Less dividends and distributions:
Investment income — net	(.43)	(.60)	(.40)	(.36)	(.34)	—
Realized gain — net	(3.87)	(1.98)	(1.99)	—	—	—

Total dividends and distributions	(4.30)	(2.58)	(2.39)	(.36)	(.34)	—

Net asset value, end of period	$ 28.80	$ 33.60	$ 29.88	$25.94	$ 23.24	$ 17.84

Total Investment Return†

Based on net asset value per share	(1.24%)‡	22.78%	25.84%††	13.45%	32.65%	(13.27%)

Ratios to Average Net Assets

Expenses	2.27%*	2.15%	2.06%	2.12%	2.11%	2.06%

Investment income (loss) — net	(.74%)*	1.11%	.95%	1.27%	.81%	1.74%

Supplemental Data

Net assets, end of period (in thousands)	$ 79,994	$ 90,447	$ 79,165	$ 62,261	$ 19,852	$ 5,343

Portfolio turnover	43%	65%	81%	70%	75%	89%

* Annualized.
** Includes a redemption fee, which is less than $.01 per share.
*** Based on average shares outstanding.
† Total investment returns exclude the effect of sales charges.
In 2006, approximately +.21% of the Fund’s Investor B Shares total investment return consisted of a payment by the Fund’s previous manager in order to resolve a regulatory issue relating to an investment.
‡ Aggregate total investment return.
See Notes to Financial Statements.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

15

Financial Highlights (continued)

				Investor C

For the
Six Months Ended
The following per share data and ratios have been derived	December 31, 2007			For the Year Ended June 30,

from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 33.24	$ 29.59	$ 25.72	$23.09	$ 17.70	$ 20.39

Investment income (loss) — net***	(.12)	.35	.28	.37	.29	.17
Realized and unrealized gain (loss) — net	(.37)**	5.90**	5.99**	2.65**	5.41	(2.86)

Total from investment operations	(.49)	6.25	6.27	3.02	5.70	(2.69)

Less dividends and distributions:
Investment income — net	(.45)	(.62)	(.41)	(.39)	(.31)	—
Realized gain — net	(3.88)	(1.98)	(1.99)	—	—	—

Total dividends and distributions	(4.33)	(2.60)	(2.40)	(.39)	(.31)	—

Net asset value, end of period	$ 28.42	$33.24	$ 29.59	$25.72	$ 23.09	$ 17.70

Total Investment Return†

Based on net asset value per share	(1.23%)‡	22.82%	25.86%††	13.41%	32.58%	(13.19%)

Ratios to Average Net Assets

Expenses	2.27%*	2.15%	2.06%	2.12%	2.14%	2.07%

Investment income (loss) — net	(.74%)*	1.15%	1.01%	1.45%	1.38%	1.02%

Supplemental Data

Net assets, end of period (in thousands)	$ 313,278 $	332,940	$ 244,931 $	164,317	$ 38,608	$ 2,672

Portfolio turnover	43%	65%	81%	70%	75%	89%

* Annualized.
** Includes a redemption fee, which is less than $.01 per share.
*** Based on average shares outstanding.
† Total investment returns exclude the effect of sales charges.
††In 2006, approximately +.17% of the Fund’s Investor C Shares total investment return consisted of a payment by the Fund’s previous manager in order to resolve a regulatory issue relating to an investment.
‡ Aggregate total investment return.
See Notes to Financial Statements.

16 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Financial Highlights (concluded)

			Class R

	For the					For the Period
	Six Months Ended		For the Year Ended June 30,			January 3,2003†
The following per share data and ratios have been derived	December 31, 2007					to June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 34.06	$ 30.24	$ 26.19	$ 23.39	$ 17.98	$ 16.79

Investment income (loss) — net***	(.01)	.55	.50	.50	.52	.32
Realized and unrealized gain (loss) — net	(.40)**	6.02**	6.04**	2.70**	5.38	.87

Total from investment operations	(.41)	6.57	6.54	3.20	5.90	1.19

Less dividends and distributions:
Investment income — net	(.57)	(.77)	(.50)	(.40)	(.49)	—
Realized gain — net	(3.99)	(1.98)	(1.99)	—	—	—

Total dividends and distributions	(4.56)	(2.75)	(2.49)	(.40)	(.49)	—

Net asset value, end of period	$ 29.09	$ 34.06	$ 30.24	$ 26.19	$ 23.39	$ 17.98

Total Investment Return

Based on net asset value per share	(.90%)‡	23.53%	26.52%††	14.03%	33.43%	7.09%‡

Ratios to Average Net Assets

Expenses	1.58%*	1.57%	1.52%	1.58%	1.60%	1.55%*

Investment income (loss) — net	(.07%)*	1.78%	1.76%	1.96%	2.34%	3.04%*

Supplemental Data

Net assets, end of period (in thousands)	$ 79,170	$ 60,258	$ 36,048	$ 16,951	$ 5,905	—‡‡

Portfolio turnover	43%	65%	81%	70%	75%	89%

* Annualized.
** Includes a redemption fee, which is less than $.01 per share.
*** Based on average shares outstanding.
† Commencement of operations.
††In 2006, approximately +.16% of the Fund’s Class R Shares total investment return consisted of a payment by the Fund’s previous manager in order to resolve a regulatory issue relating to an investment.
‡ Aggregate total investment return.
‡‡ Amount is less than $1,000.
See Notes to Financial Statements.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock International Value Fund (the “Fund”), a series of BlackRock International Value Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in over-the-counter (“OTC”) markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in OTC markets are valued at the last available asked price. Portfolio securities that are traded both in OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in OTC markets are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust’s Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust’s Board of Trustees or by BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Trust’s Board of Trustees.

(b) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

18 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Notes to Financial Statements (continued)

• Forward foreign exchange contracts — The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions — Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees — Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral.

Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Bank overdraft — The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

(j) Recent accounting pronouncements — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended June 30, 2004 through June 30, 2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund’s financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards Board No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

19

Notes to Financial Statements (continued)

presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund’s financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Class R Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc., (“PNC”) are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund’s net assets not exceeding $2 billion, .70% of the average daily value of the Fund’s net assets in excess of $2 billion but not exceeding $4 billion and .65% of the average daily value of the Fund’s net assets in excess of $4 billion.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management International Limited, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays each Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	.25%	—
Investor B	.25%	.75%
Investor C	.25%	.75%
Class R	.25%	.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and the broker dealers for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $114,680.

For the six months ended December 31, 2007, affiliates received contingent deferred sales charges of $17,507 and $11,572 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $4,257 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended December 31, 2007 the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center
Fees

Institutional	$21,334
Investor A	$ 9,565
Investor B	$ 2,439
Investor C	$ 7,070
Class R	$ 938

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund’s transfer agent.

For the six months ended December 31, 2007, the Fund reimbursed the Manager $18,933 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2007 were $869,160,066 and $999,856,999, respectively.

20 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Notes to Financial Statements (continued)

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $118,195,013 and $236,827,075 for the six months ended December 31, 2007 and the year ended June 30, 2007, respectively.

Transactions in capital shares for each class were as follows:
	For the Six Months Ended		For the Year Ended
	December 31, 2007		June 30, 2007

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	3,589,554	$ 114,054,565	10,090,109	$ 314,260,801
Shares issued to shareholders in reinvestment of dividends
and distributions	5,510,169	164,120,647	3,129,877	91,240,177

Total issued	9,099,723	278,175,212	13,219,986	405,500,978
Shares redeemed	(8,064,027)	(255,363,242)	(8,320,422)	(261,125,245)

Net increase	1,035,696	$ 22,811,970	4,899,564	$ 144,375,733

Investor A Shares

Shares sold and automatic conversion of shares	1,132,986	$ 36,031,980	2,598,114	$ 80,944,821
Shares issued to shareholders in reinvestment of dividends
and distributions	1,683,352	49,936,724	927,989	26,958,673

Total issued	2,816,338	85,968,704	3,526,103	107,903,494
Shares redeemed	(1,537,038)	(49,882,189)	(2,692,517)	(84,105,783)

Net increase	1,279,300	$ 36,086,515	833,586	$ 23,797,711

Investor B Shares

Shares sold	492,881	$ 15,324,088	1,299,077	$ 39,527,983
Shares issued to shareholders in reinvestment of dividends
and distributions	375,153	10,913,992	232,791	6,626,874

Total issued	868,034	26,238,080	1,531,868	46,154,857
Shares redeemed and automatic conversion of shares	(782,333)	(24,329,012)	(1,489,753)	(45,665,130)

Net increase	85,701	$ 1,909,068	42,115	$ 489,727

Investor C Shares

Shares sold	1,496,726	$ 46,025,502	3,633,693	$ 109,853,250
Shares issued to shareholders in reinvestment of dividends
and distributions	1,450,506	41,654,731	758,236	21,372,941

Total issued	2,947,232	87,680,233	4,391,929	131,226,191
Shares redeemed	(1,939,320)	(59,586,198)	(2,651,790)	(80,724,606)

Net increase	1,007,912	$ 28,094,035	1,740,139	$ 50,501,585

Class R Shares

Shares sold	1,092,833	$ 34,412,799	1,014,122	$ 31,492,453
Shares issued to shareholders in reinvestment of dividends
and distributions	347,664	10,213,925	124,847	3,602,794

Total issued	1,440,497	44,626,724	1,138,969	35,095,247
Shares redeemed	(488,347)	(15,333,299)	(561,630)	(17,432,928)

Net increase	952,150	$ 29,293,425	577,339	$ 17,662,319

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

21

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Each Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolios pays a commitment fee of .06% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Portfolio’s election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

6. Capital Loss Carryforward

On June 30, 2007, the Fund had a net capital loss carryforward of $26,631,773, all of which expires in 2010. Subject to limitations, this amount will be available to offset like amounts of future taxable gains.

22 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Joe Grills, Advisory Board Member*
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

* Joe Grills resigned from the Advisory Board of the Trust, effective
December 31, 2007

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of BlackRock International Value Fund of BlackRock International Value Trust voted on the following proposal which was approved at a special shareholders’ meeting on August 23, 2007. This proposal was a part of the reorganization of the Fund’s Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Trustees:	James H. Bodurtha	40,178,734	851,839
	Bruce R. Bond	40,180,778	849,795
	Donald W. Burton	40,180,259	850,314
	Richard S. Davis	40,178,317	852,256
	Stuart E. Eizenstat	40,177,435	853,138
	Laurence D. Fink	40,178,880	851,693
	Kenneth A. Froot	40,180,696	849,877
	Henry Gabbay	40,178,726	851,847
	Robert M. Hernandez	40,178,832	851,741
	John F. O’Brien	40,178,810	851,763
	Roberta Cooper Ramo	40,179,098	851,475
	Jean Margo Reid	40,180,450	850,123
	David H. Walsh	40,180,255	850,318
	Fred G. Weiss	40,177,797	852,776
	Richard R. West	40,178,335	852,238

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

23

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

24 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of
Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at
www.blackrock.com, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at
http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended
June 30 is available, upon request and without charge, on our website at
www.blackrock.com, by calling (800) 441-7762 or on the website of the
Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q.
The Fund’s Forms N-Q are available on the Commission’s website at
http://www.sec.gov and may be reviewed and copied at the Commission’s
Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM – 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio*	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

26 BLACKROCK INTERNATIONAL VALUE FUND

DECEMBER 31, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock International Value Fund

Of BlackRock International Value Trust

100 Bellevue Parkway

Wilmington, DE 19809

#IV-1030-12/07

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of

BlackRock International Value Fund of BlackRock International Value Trust

Date: February 21, 2008 By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock International Value Fund of BlackRock International Value Trust

Date: February 21, 2008